Finance Costs (Details) - Schedule of Finance costs - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Finance Costs [Abstract]
Interest expense			$ 1,938,803
Lease expense	4,241	8,464	3,091
Total finance costs	$ 4,241	$ 8,464	$ 1,941,894